Cover	Oct. 11, 2022
Document Information [Line Items]
Document Type	8-K
Written Communications	false
Document Period End Date	Oct. 11, 2022
Soliciting Material	true
Securities Act File Number	001-39920
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	Liberty Media Acquisition Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3809075
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5800
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001831992
Amendment Flag	false
Units, each consisting of one share of Series A common stock and one-fifth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Series A common stock and one-fifth of one redeemable warrant
Trading Symbol	LMACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A common stock, par value $0.0001 per share
Trading Symbol	LMACA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Series A common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Series A common stock at an exercise price of $11.50
Trading Symbol	LMACW
Security Exchange Name	NASDAQ